Significant Accounting Policies - Fixed Assets (Details) - item		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2023	Dec. 31, 2021
Secondhand Market
Property, Plant and Equipment
Number of vessels acquired		7	6
Gemini Shipholdings Corporation
Property, Plant and Equipment
Number of vessels acquired	5		5